Events subsequent to the statement of financial position date	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
27	Events subsequent to the statement of financial position date

Apart from what is mentioned below, there are no significant events subsequent to the statement of financial position date that would require adjustments or disclosures to the financial statements.

In connection with the exercise of 25,714 warrants, representing 102,856 shares, from the 2013 warrant plan in the course of October and November 2017, the share capital was raised for the amount of K€6 and the share premium was raised for the amount of K€201 by deed before the notary on March 30, 2018 (we refer to Note 14 for further information about the share based payment plans). As per December 31, 2017 the funds received in connection with the exercise of the warrants (K€207) were accounted for on a restricted bank account classified under the Cash and Cash Equivalents.